SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	11. SUBSEQUENT EVENTS: There are no subsequent events to report as of the date of this filing.

14.    SUBSEQUENT EVENTS:

Under the evergreen adjustment provisions of the 2021 Plan, on January 1, 2023 the number of shares of the Company’s common stock available for issuance under the 2021 Plan was increased by 1,079,399 or four percent (4%) of the total number of shares of Common Stock outstanding on December 31, 2022. After giving effect to increase, the total number of shares of Common Stock that may be issued under Plan will be 4,376,571.

In January 2023, 50,000 shares of our common stock were issued to a vendor in consideration for services to be provided.